Cover	May 06, 2021
Cover [Abstract]
Document Period End Date	May 05, 2021
Document Type	8-K/A
Entity File Number	1-12162
Entity Information [Line Items]
Entity Registrant Name	BORGWARNER INC.
Entity Address, Postal Zip Code	48326
Entity Address, Address Line One	3850 Hamlin Road,
Entity Address, City or Town	Auburn Hills,
Entity Address, State or Province	MI
City Area Code	248
Local Phone Number	754-9200
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000908255
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3404508
Document Information [Line Items]
Amendment Flag	true
Amendment Description	On May 6, 2021, BorgWarner Inc. (the “Company”) provided an updated press release (the “Updated Press Release”) announcing its financial results for the quarter ended March 31, 2021 and full-year 2021 guidance. In the Updated Press Release, the Company has corrected its Adjusted Earnings Per Diluted Share Guidance Reconciliation to include an unrealized loss on equity securities as a reconciliation item to its full-year 2021 GAAP Earnings per Diluted Share guidance. There is a corresponding revision to the GAAP net earnings per diluted share guidance in the narrative of the press release within “Full Year 2021 Guidance”. This revision had no impact on the Company's full year guidance for Adjusted Earnings Per Diluted Share.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BWA
Security Exchange Name	NYSE
Senior Notes Due November 2022 | Senior Notes
Entity Information [Line Items]
Title of 12(b) Security	1.80% Senior Notes due 2022
Trading Symbol	BWA22
Security Exchange Name	NYSE